SCHEDULE OF OTHER ACCOUNTS PAYABLE (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Employees and related expenses		$ 970	$ 800
Accrued expenses		148	420
Provision for warranty		86	50
Deferred revenues ()	[1]	538	996
Other accounts payable		$ 1,742	$ 2,266

[1]	See also note 8.